Accounts Payable - Schedule of Accounts Payable (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Accounts Payable [Abstract]
Inventory purchase	$ 802,197	$ 189,414
Total	$ 802,197	$ 189,414